Acquisitions (Details 2) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquisitions
Goodwill		$ 51,478,000	$ 47,343,000	$ 15,159,000	$ 15,159,000
Weiyue
Acquisitions
Consideration for amount accounted for under the cost method of accounting	3,400,000
Equity interest previously held (as a percent)	35.00%
Remaining equity interest acquired (as a percent)	20.85%
Total equity interest held after step-up acquisition (as a percent)	55.85%
Remeasurement gain upon obtaining control	1,200,000
Percentage of non-controlling interests	44.15%
Consideration	8,252,000
Fair value of previously held equity interest	4,648,000
Non-controlling interests	5,856,000
Total consideration	18,756,000
Tangible assets	940,000
Identifiable intangible assets acquired	3,631,000
Liabilities assumed	(341,000)
Goodwill	14,526,000
Total consideration	18,756,000
Weiyue | Minimum
Acquisitions
Estimated useful life of identifiable intangible assets acquired	2 years
Weiyue | Maximum
Acquisitions
Estimated useful life of identifiable intangible assets acquired	10 years
Weiyue | Exclusive content distribution right
Acquisitions
Identifiable intangible assets acquired	2,800,000
Weiyue | Customer relationships and core technology
Acquisitions
Identifiable intangible assets acquired	800,000
Other business acquisitions
Acquisitions
Consideration		$ 4,500,000
Number of acquisitions		2